Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000002050 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000002050 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000002050 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000002050 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000002050 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000002050 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000002050 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000002050 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000002050 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000002050 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000002050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002050 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000002050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000002050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000002050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002050 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002051 [Member] | Gildan Activewear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000002051 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000002051 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000002051 [Member] | WSFS Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000002051 [Member] | Amicus Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000002051 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000002051 [Member] | H B Fuller Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000002051 [Member] | Ryman Hospitality Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000002051 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000002051 [Member] | Enerpac Tool Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000002051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000002051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000002051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000002051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000002051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002051 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002052 [Member] | TEXAS ST DEPT OF HSG AND CMNTY AFFAIRS RESDL MTG REVENUE TWO [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000002052 [Member] | NEW JERSEY ST HSG AND MTGE FIN AGY REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000002052 [Member] | MINNESOTA ST HSG FIN AGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000002052 [Member] | NEW JERSEY ST HSG AND MTGE FIN AGY REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000002052 [Member] | GEORGIA ST HSG AND FIN AUTH REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000002052 [Member] | UTAH ST HSG CORP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002052 [Member] | MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000002052 [Member] | TEXAS ST DEPT OF HSG AND CMNTY AFFAIRS RESDL MTG REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000002052 [Member] | MISSISSIPPI ST HOME CORP SF MTGE REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000002052 [Member] | TEXAS ST DEPT OF HSG AND CMNTY AFFAIRS RESDL MTG REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000002052 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002052 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002052 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002052 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002052 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002052 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002052 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002052 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002052 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002052 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002052 [Member] | Other including Closed End Funds and Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000073549 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000073549 [Member] | Glenveagh Properties PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073549 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073549 [Member] | UBS Group A G Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000073549 [Member] | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000073549 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000073549 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000073549 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000073549 [Member] | Novartis A G Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000073549 [Member] | Danone S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000073549 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000073549 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000073549 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000073549 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000073549 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000073549 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000073549 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000073549 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073549 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000073549 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000073549 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073549 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%